COMMON SHARES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
COMMON SHARES [Abstract]
Common shares, issued	102,121,144	101,560,744
Common shares, outstanding	102,121,144	101,560,744
Issuance of shares [Line Items]
Common shares issued as a result of the exercise of shares options and issuance of restricted shares	560,400	194,200
Restricted shares exercised	560,400	194,200